Document and Entity Information	6 Months Ended
Jun. 30, 2020
Document and EntityInformation [Abstract]
Entity Registrant Name	Hyliion Holdings Corp.
Entity Central Index Key	0001759631
Amendment Flag	false
Document Type	S-1
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation State Country Code	DE